SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, Suite 1610
New York, NY	10036
(Address of principle executive offices)	(Zip code)

Registrant's telephone number, including area code: 212-593-4383

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Schedule of Investments - Reaves Utilities ETF

April 30, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks — 96.6%
Utilities — 96.6%
American Water Works Co., Inc.	4,186	$304,573
Atmos Energy Corp.	4,419	320,598
Avangrid, Inc.	5,166	207,157
CMS Energy Corp.	8,004	325,603
Dominion Resources, Inc.	3,600	257,292
DTE Energy Co.	5,414	482,712
Edison International	6,819	482,172
Eversource Energy	6,199	349,872
NextEra Energy, Inc.	7,544	887,024
NiSource, Inc.	11,226	254,942
PG&E Corp.	8,219	478,346
Pinnacle West Capital Corp.	3,060	222,309
Portland General Electric Co.	7,509	298,257
PPL Corp.	9,909	372,975
SCANA Corp.	5,304	364,332
Sempra Energy	5,029	519,747
Southern Co. (The)	5,895	295,340
WEC Energy Group, Inc.	5,549	323,007
Xcel Energy, Inc.	8,904	356,427
		–
Total Common Stocks
(Cost $6,283,252)		7,102,685

Short Term Investment 3.4%
Money Market Fund 3.4%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio 0.24%(1) (Cost $252,846)	252,846	252,846
TOTAL INVESTMENTS — 100.0%
(Cost $6,536,098)		7,355,531
Other Assets in Excess of Liabilities — 0.0%		1,250
Net Assets — 100.0%		$7,356,781

(1)	Represents average annualized seven-day yield as of April 30, 2016.

Portfolio Composition
April 30, 2016 (unaudited)
Asset Allocation as of 04/30/2016 (based on net assets)
Utilities	96.6%
Short Term Investment	3.4%
Other Assets in Excess of Liabilities	0.0%
Total	100.0%

See Notes to the Schedule of Investments

Notes to the Schedule of Investments

April 30, 2016 (Unaudited)

1.	ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the

Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company

Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve separate investment portfolios. Reaves Utilities ETF (the “Fund”), is presented herein.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of April 30, 2016 in valuing the Fund’s assets carried at fair value:

Assets
Level 1
Common Stocks	$7,102,685
Money Market Fund	252,846
Level 2	—
Level 3	—
Total	$7,355,531

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended April 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of April 30, 2016.

3.	FEDERAL INCOME TAX

At April 30, 2016, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross	Gross	Net Unrealized
Federal Tax Cost	Unrealized	Unrealized	Appreciation
Of Investments	Appreciation	(Depreciation)	(Depreciation)
$6,536,098	$819,433	$ —	$819,433

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a- 2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETFis Series Trust I

By: /s/ William J. Smalley

William J. Smalley

President and Principal Executive Officer

Date: June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William J. Smalley

William J. Smalley

President and Principal Executive Officer

Date: June 27, 2016

By: /s/ Brinton W. Frith __

Brinton W. Frith

Treasurer and Principal Financial Officer

Date: June 27, 2016